GOLD AND SILVER SUPPLY AGREEMENT	3 Months Ended
Jun. 30, 2012
GOLD AND SILVER SUPPLY AGREEMENT [Text Block]

11. GOLD AND SILVER SUPPLY AGREEMENT

On April 18, 2012, in connection with the Credit Facility, the Company entered into a gold and silver supply agreement (“Supply Agreement”) to sell refined gold and silver to Waterton Global Value, LP until operations on the Borealis property cease. The sales price for refined gold and silver is based upon the market price for each respective metal.